Guggenheim Limited Duration Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Limited Duration Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 300
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,177
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,841
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	707
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,051